REVENUE - Disaggregation of revenue (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 39,466	$ 22,870	$ 119,769	$ 59,921	$ 93,194	$ 65,796
Number of reportable segments | segment					2
Travel Marketplace
Disaggregation of Revenue [Line Items]
Revenue	39,047	22,458	118,805	59,075	$ 92,038	65,057
SAAS Platform
Disaggregation of Revenue [Line Items]
Revenue	$ 419	$ 412	$ 964	$ 846	$ 1,156	$ 739